Financial Instruments and Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2013	Jun. 30, 2007	Sep. 30, 2008 Amended Swaps [Member]	Jun. 30, 2008 Amended Swaps [Member]	Dec. 31, 2013 Forward Currency Forward Contract [Member]	Dec. 31, 2012 Forward Currency Forward Contract [Member]
Derivative Instruments And Hedging Activities [Line Items]
Maturity date of interest rate swap	Dec. 31, 2012
Fair value of interest rate swaps		$ 2.1
Unrealized loss included in other comprehensive income (loss)				10.5
Cumulative effective portion of changes in fair value of the Amended Swaps			3.5
Derivative Notional Amount					77.0	159.0
Realized loss on derivative transaction net of tax					6.0
Realized loss on derivative transaction tax amount					$ 3.8